Other disclosures - Schedule of undiscounted contractual maturities of financial liabilities at amortized cost by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	€ 1,411,361	€ 1,465,713	€ 1,439,426
On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	699,498	712,248	712,261
Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	268,084	251,730	240,337
3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	146,183	167,875	173,287
1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	131,205	154,134	150,581
3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	71,832	88,099	86,432
More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	94,559	91,627	76,528
Deposits
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	1,068,312	1,102,126	1,099,444
Deposits | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	687,708	699,007	698,595
Deposits | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	221,487	207,554	204,001
Deposits | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	95,553	117,431	109,311
Deposits | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	36,937	43,090	51,191
Deposits | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	9,204	19,248	20,761
Deposits | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	17,423	15,796	15,585
Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	18,454	24,904	48,817
Central banks | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	857	17	168
Central banks | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	8,497	9,082	20,334
Central banks | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	4,581	11,026	6,853
Central banks | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	2,892	4,772	16,846
Central banks | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	0	0	4,581
Central banks | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	1,627	7	35
Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	74,642	89,680	80,548
Credit institutions | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	6,298	13,634	6,884
Credit institutions | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	34,993	27,170	25,642
Credit institutions | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	11,677	19,258	21,334
Credit institutions | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	12,197	15,674	13,079
Credit institutions | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	1,841	6,482	5,924
Credit institutions | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	7,636	7,462	7,685
Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	975,216	987,542	970,079
Customers | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	680,553	685,356	691,543
Customers | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	177,997	171,302	158,025
Customers | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	79,295	87,147	81,124
Customers | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	21,848	22,644	21,266
Customers | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	7,363	12,766	10,256
Customers | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	8,160	8,327	7,865
Marketable debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	306,952	323,671	299,795
Marketable debt securities | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	0	0	0
Marketable debt securities | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	37,742	36,315	28,258
Marketable debt securities | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	47,782	48,973	62,935
Marketable debt securities | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	93,250	102,306	91,492
Marketable debt securities | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	62,071	61,260	56,944
Marketable debt securities | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	66,107	74,817	60,166
Other financial liabilities
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	36,097	39,916	40,187
Other financial liabilities | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	11,790	13,241	13,666
Other financial liabilities | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	8,855	7,861	8,078
Other financial liabilities | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	2,848	1,471	1,041
Other financial liabilities | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	1,018	8,738	7,898
Other financial liabilities | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	557	7,591	8,727
Other financial liabilities | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	€ 11,029	€ 1,014	€ 777